Contingencies and commitments - Lease Expenses (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2015	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Contingencies and commitments
Lease expenses	$ 841	$ 610	$ 287	$ 353